Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Balance at beginning of the period	$ 25,879	$ 24,817	$ 24,791
Increase	6,029	3,398	3,334
Usage of tax losses	(1,854)	(352)	(2,723)
Effect of foreign currency exchange rates	(1,183)	(1,984)	(585)
Balance at end of the period	$ 28,871	$ 25,879	$ 24,817